Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Current Liabilities (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Employee benefits	$ 350,135	$ 300,466
Annual Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 350,135	$ 300,466